Statutory Reserves and Restricted Net Assets - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statutory Reserves And Restricted Net Assets [Abstract]
Statutory reserve tax profit, description	These reserve funds include the (1) general reserve, (2) enterprise expansion fund and (3) staff bonus and welfare fund. Subject to certain cumulative limits, the general reserve fund requires annual appropriations of not less than 10% of after-tax profit (as determined under accounting principles and financial regulations applicable to PRC enterprises at each year-end); the other two funds are to be made at the discretion of the board of directors of each of the Group’s subsidiaries
Statutory reserves PRC subsidiaries	$ 23,974	$ 59,293	$ 353,069
Statutory reserves	9,076,857	$ 9,052,883
Statutory reserves not available for distribution	$ 21,260,218